Significant Accounting Policies - Additional information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment agreement ¥ / shares $ / ¥	Dec. 31, 2023 USD ($) segment agreement	Dec. 31, 2022 CNY (¥) agreement	Dec. 31, 2021 CNY (¥) agreement	Dec. 31, 2023 USD ($) $ / ¥
Significant Accounting Policies
Cash and cash equivalents	¥ 494,965		¥ 568,192	¥ 533,293	$ 69,700
Total percentage of cash and cash equivalents	72.50%		73.20%		72.50%
Number of lien arrangements | agreement	0	0	0	0
Restricted cash	¥ 2,652		¥ 10,323	¥ 4,155	$ 374
Impairment charges	0		0	0
Recognized revenue	14,000		12,500	11,000
Revenue remaining performance obligation	0		0	0
Advertising and promotional expenses	202,600		228,200	360,200
Lease liabilities	14,287		26,567
Lease liabilities due within one year	10,351		18,372		1,458
Lease liabilities	3,936		8,195		$ 554
Finance lease	0		0
Unrecognized uncertain tax positions	¥ 0		0	0
Exchange rate | $ / ¥	7.0999				7.0999
Annual Appropriation To Reserve Percent	10.00%				10.00%
Threshold limit for reserve appropriation	50.00%				50.00%
Appropriations to general reserve fund and statutory surplus fund	¥ 1,600		500	0
Number of Operating Segments | segment	1	1
Number of Reportable Segments | segment	1	1
Exercise price of fair value grant date price | ¥ / shares	¥ 0
Share-based compensation expense	¥ 26,755	$ 3,768	29,233	37,359
PRC Contribution Plan
Significant Accounting Policies
Employee benefit expenses	46,400		53,900	¥ 57,200
Alipay and WeChat Pay
Significant Accounting Policies
Cash and cash equivalents	12,400		8,600
Subsidiaries
Significant Accounting Policies
Cash and cash equivalents	360,500		415,600
Bank balance
Significant Accounting Policies
Restricted cash	¥ 2,700		¥ 10,300